Provision for post-employment benefits - Funded and Unfunded Pension Plans By Region (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Surplus	£ (122.1)	£ (136.4)	£ (156.1)
Present value of liabilities	(552.6)	(688.5)	(772.7)
United Kingdom
Disclosure of defined benefit plans [line items]
Surplus	2.3	0.4	0.7
North America
Disclosure of defined benefit plans [line items]
Surplus	(37.1)	(28.1)	(37.9)
Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus	(52.6)	(74.0)	(85.9)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus	(34.7)	(34.7)	(33.0)
Funded plans by region
Disclosure of defined benefit plans [line items]
Surplus	(26.8)	(31.0)	(26.3)
Present value of liabilities	(457.3)	(583.1)	(642.9)
Funded plans by region | United Kingdom
Disclosure of defined benefit plans [line items]
Surplus	2.3	0.4	0.7
Present value of liabilities	(155.5)	(231.9)	(262.7)
Funded plans by region | North America
Disclosure of defined benefit plans [line items]
Surplus	4.1	20.1	17.4
Present value of liabilities	(208.5)	(237.9)	(271.8)
Funded plans by region | Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus	(29.1)	(45.1)	(38.6)
Present value of liabilities	(67.9)	(87.6)	(84.3)
Funded plans by region | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus	(4.1)	(6.4)	(5.8)
Present value of liabilities	(25.4)	(25.7)	(24.1)
Unfunded plans by region
Disclosure of defined benefit plans [line items]
Surplus	(95.3)	(105.4)	(129.8)
Present value of liabilities	(95.3)	(105.4)	(129.8)
Unfunded plans by region | North America
Disclosure of defined benefit plans [line items]
Surplus	(41.2)	(48.2)	(55.3)
Present value of liabilities	(41.2)	(48.2)	(55.3)
Unfunded plans by region | Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus	(23.5)	(28.9)	(47.3)
Present value of liabilities	(23.5)	(28.9)	(47.3)
Unfunded plans by region | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus	(30.6)	(28.3)	(27.2)
Present value of liabilities	£ (30.6)	£ (28.3)	£ (27.2)